Commitments and Contingencies (Details) - USD ($)					3 Months Ended	12 Months Ended
	Jun. 20, 2023	Jun. 09, 2023	Aug. 16, 2022	Oct. 27, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Commitments and Contingencies [Line Items]
Royalty amount					$ 62,500			$ 37,500
Additional paid-in capital					6,000,000
License Agreement [Member]
Commitments and Contingencies [Line Items]
Royalty amount					62,500	$ 150,000
Joint Venture Agreement [Member]
Commitments and Contingencies [Line Items]
Percentage of shares issued				50.00%
Percentage of shares outstanding				50.00%
Remaining value					4,000,000
Additional paid-in capital					12,000,000
Debt issuances exceeding transaction					10,000,000
A&R Joint Venture Agreement [Member]
Commitments and Contingencies [Line Items]
Agreed amount					6,000,000
CATL [Member]
Commitments and Contingencies [Line Items]
Agreed amount					6,000,000
CAMT [Member]
Commitments and Contingencies [Line Items]
Agreed amount					2,000,000
CAMT [Member] | Subscription Agreements [Member]
Commitments and Contingencies [Line Items]
Debt issuances exceed amount					$ 5,000,000
Power & Digital Infrastructure Acquisition II Corp. [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting fee payable	$ 6,000,000
Reflected ofconsolidated statement of operations						$ 205,275
Percentage of excise tax			1.00%			1.00%
Excise Tax Payable						$ 1,881,321
Percentage of shares redemption		1.00%
Power & Digital Infrastructure Acquisition II Corp. [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Additional paid-in capital	3,819,725
Underwriting discount per units (in Dollars per share)						$ 0.2
Underwriter cash discount						$ 5,300,000
Additional fee per units (in Dollars per share)						$ 0.35
Deferred underwriting fee payable						$ 10,100,000
Deferred underwriting fee payable	4,025,000
Reflected ofconsolidated statement of operations	$ 205,275
Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Commitments and Contingencies [Line Items]
Stockholders redeemed shares (in Shares)		18,141,822				18,141,822
Stockholders redeemed value		$ 188,132,132				$ 188,132,132